================================================================================
   THE BEDFORD MUNICIPAL
   MONEY MARKET
   PORTFOLIO

   MUNICIPAL
   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------


   ANNUAL REPORT
   AUGUST 31, 1999

================================================================================

                               THE BEDFORD FAMILY

                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT

     One year ago, economic and financial crises around the world threatened the continuation of the eight-year expansion of the U.S. economy. With the assistance, however, of lower interest rates, low inflation and a consumer driven spending spree, the U.S. economy moved ahead at a brisk pace through August of 1999. First quarter gross domestic product (GDP) grew by 4.5%, and while the second quarter slipped to 1.6%, estimates for the third quarter range as high as 5%. During the same period, price and wage pressures remained tame. The GDP deflator reported a 1.4% increase through the first half of the year, and consumer and wholesale prices for August showed moderate 2.3% increases on a year-over-year basis. Energy costs, in particular, accounted for most of the increases in CPI and PPI, as the price of oil reached $25 a barrel.

     With the threat of global turmoil behind them, the Federal Reserve began to rescind its three monetary policy easings effected last fall. Twice in the last three months, the Fed raised short-term interest rates by a quarter point. The current federal funds rate of 5.25% should, according to the Fed, "markedly diminish the risk of rising inflation."

     The Fed's tightenings had an immediate impact on the taxable money markets. Overnight rates increased commensurate with the Fed's moves, while longer-dated securities with maturities out to one year experienced larger gains. The result was a steeper yield curve with yields on one-year obligations exceeding 6%. The Y2K factor also came into play this year. Investments into January, 2000 often carried incentives of 40-50 basis points versus December, 1999 maturities, as investors sought extra liquidity for year-end uncertainties. The U.S. Treasury and agency yield curves also steepened and the spreads widened between the two sectors.

     The municipal money markets also experienced the effects of the Fed's efforts to slow the economy to a more sustainable pace. One-year municipal notes rose to a 3.65% yield at the end of August versus yields under 3% early in 1999. Variable rate obligations, with one and seven-day puts used for liquidity, continued their pattern of trading in a range between 3-4% for most of the year. Strong investor demand easily absorbed all new issuance during the period. While total municipal money fund assets declined slightly to $193 billion on August 31, that was up from $175 billion a year ago. On August 31, assets in the Municipal Money Market Portfolio stood at $265,031,464 .

     The Fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While year 2000 issues could have a negative effect on the Fund, the Fund's investment adviser is currently working to avoid such problems. The
Fund's investment adviser is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

                     BlackRock Institutional Management Corporation
                     (Please dial toll-free 800-677-6310 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBBFund,Inc.:

In our opinion, the accompanying statement of net assets, and the related statements of operations and changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of Municipal Money Market Portfolio, a seperately managed portfolio of The RBBFund, Inc. (the "Fund") at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit.We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 15, 1999

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1999

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
MUNICIPAL BONDS--102.2%
ALABAMA--0.9%
Montgomery Special Care Facilities
   Financing Authority RB 1985
   Series A DN (AMBAC Insurance)(DAGGER)
   3.350% 09/07/99 ...........................       $  2,270     $    2,270,000
                                                                  --------------
ALASKA--0.1%
Valdez, Marine Terminal RB (Exxon
   Pipeline Co. Project) DN(DAGGER)
   2.950% 09/01/99 ...........................            300            300,000
                                                                  --------------
CALIFORNIA--1.9%
California Higher Education Student
   Loan RB Series D-2 MB (Dresdner
   Bank LOC)(DOUBLE DAGGER)
   3.500% 04/01/00 ...........................          5,000          5,000,000
                                                                  --------------
COLORADO--0.4%
Douglas County School District TAN
   4.500% 06/30/00 ...........................          1,000          1,007,227
                                                                  --------------
CONNECTICUT--1.0%
Connecticut Special Assessment
   Unemployment Compensation
   Advance Fund (Connecticut
   Unemployment Project) Series
   1993 C MB (FGIC Insurance)(DOUBLE DAGGER)
   3.380% 01/01/00 ...........................          2,700          2,700,000
                                                                  --------------
FLORIDA--1.9%
Greater Orlando Aviation Authority
   Airport Facilities Subordinated
   Series A TECP (Morgan Guaranty
   Trust LOC)(DOUBLE DAGGER)
   3.540% 12/15/99 ...........................          5,104          5,104,000
                                                                  --------------
GEORGIA--8.9%
Bulloch County, Development
   Authority of, Tax-Exempt Adjustable
   Mode IDA RB (Gold Kist Inc.
   Project) DN (Wachovia LOC)(DAGGER)
   3.350% 09/07/99 ...........................          5,700          5,700,000
Burke County Development Authority
   PCR RB (Oglethorpe Power
   Corporation Vogtle) MB(DOUBLE DAGGER)
   3.450% 11/28/99 ...........................          3,600          3,600,000

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
GEORGIA--(CONTINUED)
Burke County Development Authority
   RB (Oglethorpe Power Corp. Vogtle
   Project) Series 1996 MB(DOUBLE DAGGER)
   3.350% 11/01/99 ...........................       $  4,000     $    4,000,000
Gulf Coast IDA Solid Waste Disposal
   Facility Citgo Project Series 1994
   DN (Wachovia LOC)(DAGGER)
   3.100% 09/01/99 ...........................          2,100          2,100,000
McDuffie County, Development
   Authority of, Waste Disposal RB
   (Temple-Inland Forest Products
   Corporation) TECP 1998
   4.050% 10/21/99 ...........................          2,500          2,500,000
Monroe County Development Authority
   PCR RB (Oglethorpe Power
   Corporation, Scherer Project) MB(DOUBLE DAGGER)
   3.450% 11/28/99 ...........................          5,615          5,615,000
                                                                  --------------
                                                                      23,515,000
                                                                  --------------
ILLINOIS--9.8%
Addison, Village Of, Dupage County,
   Industrial Revenue Refunding
   Bonds (General Binding Corp.
   Project) 1988 DN (ABN AMRO
   Bank N.V. LOC)(DAGGER)
   3.650% 09/07/99 ...........................          1,600          1,600,000
Chicago Gas Supply RB (Peoples Gas
   Light & Coke Co. Project) 1993B MB(DOUBLE DAGGER)
   3.200% 12/01/99 ...........................          5,575          5,575,000
Chicago, City Of, IDA RB (Goose
   Island Beer O. Project) DN
   (ABN Amro Bank LOC)(DAGGER)
   3.750% 09/07/99 ...........................          2,100          2,100,000
East Dundee, Kane and Cook Counties,
   IDA RB (Otto Engine Project)/
   (Lasalle National Bank LOC) DN(DAGGER)
   3.370% 09/07/99 ...........................            950            950,000
Illinois Development Finance Authority
   PCR RB (Illinois Power Company
   Project) (ABN-AMRO Bank N.V.
   LOC) TECP(DOUBLE DAGGER)
   3.650% 02/22/00 ...........................          2,000          2,000,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1999

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
ILLINOIS--(CONTINUED)
Illinois Health Facilites Authority TECP
   (Children's Memorial Hospital)
   Series A (First National Bank
   Chicago LOC)(DOUBLE DAGGER)
   3.500% 11/30/99 ...........................         $  2,000     $  2,000,000
Illinois Health Facilities Authority
   Revolving Fund Pooled Financing
   Program (The University of Chicago
   Project) MB(DOUBLE DAGGER)
   3.200% 10/05/99 ...........................            4,000        4,000,000
Illinois Health Facility Authority RB MB
   (Evanston Hospital Corp.) Series A(DOUBLE DAGGER)
   3.550% 07/31/00 ...........................            6,000        6,000,000
Lake County IDA RB (Northpoint
   Project) AMT DN (Banc One N.A.
   LOC)(DAGGER)
   3.350% 09/07/99 ...........................              500          500,000
Plainfield, Village of, IDA RB Series
   1997 (Plainfield Moldings, Inc.
   Project) DN (Algemene LOC)(DAGGER)
   3.370% 09/07/99 ...........................            1,275        1,275,000
                                                                    ------------
                                                                      26,000,000
                                                                    ------------
INDIANA--11.3%
Bremen IDA RB Series 1996 A
   (Universal Bearings, Inc. Project
   Private Placement) DN (Society
   National Bank of Cleveland LOC)(DAGGER)
   3.450% 09/07/99 ...........................            5,000        5,000,000
Crawfordsville Industrial Economic
   Development RB (Pedcor
   Investments-Shady Knoll
   Apartments Project) DN (Federal
   Home Loan Bank LOC)(DAGGER)
   3.350% 09/07/99 ...........................            3,365        3,365,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center I Project) DN (LOC Society
   National Bank Cleveland)(DAGGER)
   3.370% 09/07/99 ...........................            2,900        2,900,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center II Project) DN (LOC Society
   National Bank Cleveland)(DAGGER)
   3.370% 09/07/99 ...........................            2,000        2,000,000

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
INDIANA--(CONTINUED)
Indiana Development Finance
   Authority IDA RB (Enterprise Center
   IV Project) DN (LOC Society
   National Bank Cleveland)(DAGGER)
   3.370% 09/07/99 ...........................         $  2,600     $  2,600,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center VI Project) DN (ABN Amro
   Bank LOC)(DAGGER)
   3.370% 09/07/99 ...........................            4,900        4,900,000
Indiana Development Finance
   Authority Pollution Control
   Refunding RB (Southern Indiana
   Gas and Electric Co.)
   Series 1998A MB(DOUBLE DAGGER)
   3.000% 03/01/00 ...........................            2,900        2,900,000
Indiana State Development Finance
   Authority Economic Development
   RB DN (Saroyan Hardwoods Inc.
   Project) (Banc One Funding
   Corp. LOC)(DAGGER)
   3.420% 09/07/99 ...........................            1,700        1,700,000
Portage Economic Development RB
   (Breckenridge Apartments Project)
   DN (Comerica Bank Detroit LOC)(DAGGER)
   3.500% 09/07/99 ...........................            4,650        4,650,000
                                                                    ------------
                                                                      30,015,000
                                                                    ------------
IOWA--1.9%
Iowa Finance Authority RB
   (Northcrest Inc. Project) DN
   (Norwest Bank LOC)(DAGGER)
   3.400% 09/07/99 ...........................            5,145        5,145,000
                                                                    ------------
KANSAS--1.2%
Wyandotte County Kansas City
   Municipal G.O. Notes Series AAAA
   3.300% 02/01/00 ...........................            2,096        2,096,147
Wyandotte County Kansas City
   Municipal G.O. Notes Series YYY
   3.300% 02/01/00 ...........................            1,020        1,020,194
                                                                    ------------
                                                                       3,116,341
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1999

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
KENTUCKY--3.1%
Henderson Industrial Building RB
   (Shamrock Technologies) 1997 DN
   (First Union National Bank LOC)(DAGGER)
   3.400% 09/07/99 ...........................         $  3,151     $  3,151,000
Kentucky State Housing Corp. RAN
   Series C(DOUBLE DAGGER)
   3.200% 12/31/99 ...........................            2,000        2,000,000
Pulaski County Solid Waste Disposal
   Facilities PCR RB (East Kentucky
   Power) Series B MB(DOUBLE DAGGER)
   3.550% 02/15/00 ...........................            3,000        3,000,000
                                                                    ------------
                                                                       8,151,000
                                                                    ------------
MARYLAND--1.2%
Community Development
   Administration Multi-Family
   Development RB (Avalon Ridge
   Apartments) 97 DN (FNMA LOC)(DAGGER)
   3.200% 09/07/99 ...........................            3,115        3,115,000
                                                                    ------------
MASSACHUSETTS--1.5%
Commonwealth of Massachusetts
   Federal Highway Grant Anticipation
   Notes 1998 Series A Trust Receipt
   DN (National Westminster LOC)(DAGGER)
   3.300% 09/01/99 ...........................              900          900,000
Whiteman-Hanson Regional School
   District BAN
   3.740% 07/07/00 ...........................            1,000        1,001,958
Whiteman-Hanson Regional School
   District BAN
   3.500% 03/24/00 ...........................            2,000        2,003,244
                                                                    ------------
                                                                       3,905,202
                                                                    ------------
MICHIGAN--1.3%
Benton Harbor Area School District
   BAN
   4.000% 08/31/00 ...........................            1,000        1,002,890
Swartz Creek Michigan Community
   Schools State Aid Anticipation
   Notes G.O. Notes
   3.600% 05/17/00 ...........................            2,500        2,503,406
                                                                    ------------
                                                                       3,506,296
                                                                    ------------

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
MINNESOTA--0.1%
Minneapolis G.O. Series 1995B DN
   (Bayerische Landesbank
   Girozentrale LOC)(DAGGER)
   3.150% 09/07/99 ...........................         $    300     $    300,000
                                                                    ------------
MISSISSIPPI--0.4%
Jackson County, Port Facilities
   Revenue Refunding Bonds
   (Chevron Corp. USA Income
   Project) DN(DAGGER)
   2.950% 09/01/99 ...........................            1,100        1,100,000
                                                                    ------------
MISSOURI--0.5%
Kansas City IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN (Bank of
   New York LOC)(DAGGER)
   3.470% 09/07/99 ...........................              400          400,000
Missouri Health & Educational Facility
   Authority Health Facility RB DN
   (Sisters of Mercy)(DAGGER)
   3.250% 09/07/99 ...........................            1,000        1,000,000
                                                                    ------------
                                                                       1,400,000
                                                                    ------------
NEBRASKA--1.5%
Lancaster (Sun-Husker Foods, Inc.
   Project) DN (Bank of Tokyo LOC)(DAGGER)
   4.600% 09/07/99 ...........................            3,800        3,800,000
                                                                    ------------
NEW HAMPSHIRE--1.1%
New Hampshire State Business
   Finance Authority PCR RB
   (New England Power Co. Project)
   Series 1990A TECP
   3.400% 10/26/99 ...........................            3,000        3,000,000
                                                                    ------------
NEW JERSEY--3.6%
Carlstadt County BAN
   3.350% 03/29/00 ...........................            1,000        1,001,110
Cedar Grove Township G.O.
   Series 1999 BAN
   3.500% 03/07/00 ...........................            2,292        2,296,557
Essex County Improvement
   Authority BAN
   3.500% 03/31/00 ...........................            2,000        2,003,927

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1999

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
NEW JERSEY--(CONTINUED)
Hillside Township BAN
   3.625% 03/08/00 ...........................         $  2,210     $  2,215,250
New Jersey Economic Development
   Authority Economic Development
   RB (J. Jams Realty Co.) DN
   (First Union National Bank LOC)(DAGGER)
   3.250% 09/07/99 ...........................              470          470,000
West Deptford G.O. Series 1999 BAN
   4.250% 01/18/00 ...........................            1,500        1,503,633
                                                                    ------------
                                                                       9,490,477
                                                                    ------------
NEW YORK--5.9%
Dormitory Authority - State of New
   York DN (Cornell University )(DAGGER)
   2.950% 09/01/99 ...........................            4,150        4,150,000
Long Island Power Authority Electric
   System Subordinate RB DN
   (Credit Suisse LOC)(DAGGER)
   2.800% 09/07/99 ...........................              700          700,000
Nassau County Industry Development
   Agency (Winthrop University
   Hospital Project) DN (Morgan
   Guaranty LOC)(DAGGER)
   2.950% 09/07/99 ...........................              300          300,000
New York City G.O. DN 1992 Series D
   (FGIC Insurance)(DAGGER)
   3.000% 09/07/99 ...........................              100          100,000
New York City G.O. Series 1993B DN
   (FGIC Insured)(DAGGER)
   3.500% 09/01/99 ...........................              700          700,000
New York City G.O. DN (Mitsubishi
   Bank LOC) VRDN(DAGGER)
   3.150% 09/07/99 ...........................            3,200        3,200,000
New York City Housing Development
   Corp. Multi-Family Mortgage RB DN
   (Jennings Street) (Fleet National
   Bank LOC)(DAGGER)
   3.200% 09/07/99 ...........................              400          400,000
New York City, G.O. Bonds DN(DAGGER)
   3.500% 09/07/99 ...........................              200          200,000
New York Local Government
   Assistance Corp. RB DN(Canadian
   Imperial Bank LOC)(DAGGER)
   3.100% 09/07/99 ...........................            1,600        1,600,000

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
NEW YORK--(CONTINUED)
Niagara County IDA Solid Waste
   Disposal RB Series B DN American
   Re-Fuel (Wachovia LOC)(DAGGER)
   3.300% 09/07/99 ...........................         $  2,500     $  2,500,000
Oswego, County Of, IDA RB (Crysteel
   Manufacturing, Inc. Project) DN
   (Key Corp. Bank N.A. LOC)(DAGGER)
   3.450% 09/07/99 ...........................            1,700        1,700,000
                                                                    ------------
                                                                      15,550,000
                                                                    ------------
NORTH CAROLINA--7.5%
Charlotte-Mecklenburg Hospital
   Authority Health Care RB DN(DAGGER)
   3.200% 09/07/99 ...........................            7,000        7,000,000
Mecklenburg County G.O.
   Series 1996C DN(DAGGER)
   3.200% 09/07/99 ...........................            4,000        4,000,000
North Carolina Health Care
   Series 1985 DN (MBIA Insurance)(DAGGER)
   3.200% 09/07/99 ...........................              200          200,000
North Carolina Medical Care
   Commission (Baptist Hospital
   Project) Series 1992B DN(DAGGER)
   3.300% 09/07/99 ...........................              700          700,000
Raleigh-Durham Airport Authority
   Special Facility Refunding RB
   (American Airlines, Inc. Project)
   Series 1995B DN (Royal Bank of
   Canada LOC)(DAGGER)
   3.000% 09/01/99 ...........................              500          500,000
Wake County Industrial Facilities and
   Pollution Control Financing
   Authority RB (Carolina Power &
   Light Co. Project) Series 1987 DN
   (First Union Bank LOC)(DAGGER)
   3.250% 09/07/99 ...........................            5,700        5,700,000
Wilkes County Industrial Facilities
   and Pollution Control Financing
   Authority RB (Schas Circular
   Industries, Inc. Project) Series
   1997A DN (Marine Midland LOC)(DAGGER)
   3.400% 09/07/99 ...........................            1,900        1,900,000
                                                                    ------------
                                                                      20,000,000
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1999

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
NORTH DAKOTA--0.4%
North Dakota State Housing Finance
   Authority Home Mortgage RB
   Series C MB (FGIC Insurance LOC)(DOUBLE DAGGER)
   3.200% 04/01/00 ...........................         $  1,000     $  1,000,000
                                                                    ------------
OHIO--3.3%
Allen City BAN
   3.350% 04/13/00 ...........................            2,000        2,001,783
Butler County BAN
   3.550% 10/21/99 ...........................            1,000        1,000,530
Cuyahoga County RB (The Cleveland
   Clinic) Series D DN (Bank America
   N.A. LOC)(DAGGER)
   3.000% 09/07/99 ...........................              300          300,000
Mahoning County (Youngstown Iron
   & Metal Inc. Project) DN (National
   City Bank of Cleveland LOC)(DAGGER)
   3.500% 09/07/99 ...........................            1,840        1,840,000
Montgomery County Variable Rate
   Healthcare Facilities RB Series
   1998 DN (National City Bank of
   Cleveland LOC)(DAGGER)
   3.300% 09/07/99 ...........................              770          770,000
Newark G.O. Series 1999 BAN
   3.300% 09/10/99 ...........................            1,000        1,000,060
Union Township G.O. Notes
   3.770% 05/26/00 ...........................            1,850        1,856,150
                                                                    ------------
                                                                       8,768,523
                                                                    ------------
OKLAHOMA--1.8%
Oklahoma County Finance Authority
   IDA RB (Southwest Electric Co.
   Project) Series 1998 DN (Bank
   One of Milwaukee LOC)(DAGGER)
   3.420% 09/07/99 ...........................            2,865        2,865,000
Oklahoma Development Finance
   Authority (Shawnee Funding
   Limited) DN (Bank of Nova Scotia
   LOC)(DAGGER)
   3.400% 09/07/99 ...........................            2,000        2,000,000
                                                                    ------------
                                                                       4,865,000
                                                                    ------------

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
OREGON--0.6%
Portland Multi-Family Housing RB
   Village of Lovejoy Fountain DN
   (Key Corp. Bank N.A. LOC)(DAGGER)
   3.300% 09/07/99 ...........................         $  1,600     $  1,600,000
                                                                    ------------
PENNSYLVANIA--1.9%
Pennsylvania Economic Development
   Financing Authority RB
   (International Business
   Systems Project) Series B-4 DN
   (First Union National Bank of North
   Carolina LOC)(DAGGER)
   3.400% 09/07/99 ...........................            5,130        5,130,000
                                                                    ------------
PUERTO RICO--0.7%
Puerto Rico Government Development
   Bank Series 1985 DN (Credit
   Suisse LOC)(DAGGER)
   2.850% 09/07/99 ...........................            1,200        1,200,000
Puerto Rico Industrial, Tourist,
   Educational, Medical &
   Environmental Control Facilities RB
   (Ana G Mendez University System
   Project) Series 1998 DN (Banco de
   Santander LOC)(DAGGER)
   2.900% 09/07/99 ...........................              500          500,000
                                                                    ------------
                                                                       1,700,000
                                                                    ------------
RHODE ISLAND--0.6%
Rhode Island Housing and Mortgage
   Finance Corp. Homeownership
   Opportunity Bonds Series 24-B MB(DOUBLE DAGGER)
   3.150% 12/15/99 ...........................            1,700        1,700,000
                                                                    ------------
SOUTH CAROLINA--4.9%
Berkeley County IDA RB (Nucor Corp.)
   Series 1998 DN(DAGGER)
   3.350% 09/07/99 ...........................            2,400        2,400,000
Chesterfield County IDA RB (Culp,
   Inc.) DN (Wachovia LOC)(DAGGER)
   3.350% 09/07/99 ...........................            4,300        4,300,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1999

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
SOUTH CAROLINA--(CONTINUED)
Marlboro County Solid Waste
   Disposal Facilities RB (Willamette
   Industries, Inc. Project) DN
   (Deutsche Bank LOC)(DAGGER)
   3.300% 09/07/99 ...........................         $  1,100     $  1,100,000
Marlboro County, IDA RB (Reliance
   Trading Corp. of America Project)
   1997 DN (ABN AMRO Bank N.V.
   LOC)(DAGGER)
   3.370% 09/07/99 ...........................            1,100        1,100,000
South Carolina Jobs Economic
   Development Authority RB (Tate
   Metalworks, Inc. Project) 1998 DN
   (Wachovia LOC)(DAGGER)
   3.350% 09/07/99 ...........................            1,000        1,000,000
South Carolina Jobs Economic
   Development Authority (Ellcon
   National Inc. Project) Series
   1998B DN (First Union National
   Bank LOC)(DAGGER)
   3.400% 09/07/99 ...........................            3,000        3,000,000
                                                                    ------------
                                                                      12,900,000
                                                                    ------------
TEXAS--6.5%
Brazos River Harbor Navigation
   District of Brazoria County, PCR RB
   (The Dow Chemical Co. Project)
   1988 TECP
   3.400% 10/29/99 ...........................            9,980        9,980,000
Denton IDA (Hartzell Manufacturing
   Inc. Project) DN (National City
   Bank of Cleveland LOC)(DAGGER)
   3.500% 09/07/99 ...........................            1,300        1,300,000
Texas State TRAN
   4.500% 08/31/00 ...........................            6,000        6,046,260
                                                                    ------------
                                                                      17,326,260
                                                                    ------------
UTAH--0.4%
Salt Lake City Flexible Rate RB DN
   (Pooled Hospital Financing
   Program)(DAGGER)
   3.250% 09/07/99 ...........................            1,000        1,000,000
                                                                    ------------

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
VIRGINIA--9.0%
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN
   (AMBAC Insurance LOC)(DAGGER)
   3.250% 09/07/99 ...........................         $  5,965     $  5,965,000
Metropolitan Washington DC Airport
   Authority (Bank of America LOC)
   TECP
   3.400% 09/27/99 ...........................           14,000       14,000,000
Virginia Small Business Financing
   Authority (Ennestone Inc.) DN
   (Wachovia LOC)(DAGGER)
   3.300% 09/07/99 ...........................            4,000        4,000,000
                                                                    ------------
                                                                      23,965,000
                                                                    ------------
WASHINGTON--0.9%
Grant County, Industrial Development
   Corp. of Port District No.1
   (Dodson Road Orchards, L.L.C.
   Project) 1998 DN (Key Corp. Bank
   N.A. LOC)(DAGGER)
   3.300% 09/07/99 ...........................            2,405        2,405,000
                                                                    ------------
WISCONSIN--4.2%
   Amery IDA RB (Plastech Corp.)
   Series 1997 DN (U.S. Bank, N.A.
   LOC)(DAGGER)
   3.500% 09/07/99 ...........................            2,000        2,000,000
Franklin, City Of, IDA RB Series 1998
   (All Glass Aquarium Co., Inc.
   Project) DN (Banc One Funding
   Corp. LOC)(DAGGER)
   3.420% 09/07/99 ...........................            4,390        4,390,000
Mequon, City of, IDA RB (Johnson
   Level GRW Investment Project) DN(DAGGER)
   3.420% 09/07/99 ...........................            2,345        2,345,000
Wisconsin Rapids City IDA RB (Theile
   Kaolin of Wisconsin, Inc. Project)
   DN (Sunbank LOC)(DAGGER)
   3.400% 09/07/99 ...........................            2,250        2,250,000
                                                                    ------------
                                                                      10,985,000
                                                                    ------------
     TOTAL MUNICIPAL BONDS
       (Cost $270,835,326) ...................                       270,835,326
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1999

                                                                        VALUE
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--102.2%
   (Cost $270,835,326*) ......................                      $270,835,326
                                                                    ------------
OTHER LIABILITIES IN EXCESS
   OF ASSETS--(2.2%) .........................                       (5,803,862)
                                                                    ------------
NET ASSETS (Applicable to
150,350,026  Bedford shares,
214,372 Cash Preservation
shares, 114,540,864 Janney
Montgomery Scott shares
and 800 other shares)--100% ..................                      $265,031,464
                                                                    ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($265,031,464 (DIVIDE) 265,106,062) .......                             $1.00
                                                                           =====
*        Also cost for Federal income tax purposes.
(DAGGER) Variable  Rate Demand  Notes -- The rate shown is the rate as of August
         31, 1999 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS

BAN ......................................................Bond Anticipation Note
DN ..................................................................Demand Note
GO ..........................................................General Obligations
LOC ............................................................Letter of Credit
IDA ............................................Industrial Development Authority
MB ...............................................................Municipal Bond
PCR ...................................................Pollution Control Revenue
RAN ...................................................Revenue Anticipation Note
RAW ...............................................Revenue Anticipation Warrants
RB .................................................................Revenue Bond
TAN .......................................................Tax Anticipation Note
TECP ................................................Tax Exempt Commercial Paper
TRAN ..........................................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1999

                                                                      MUNICIPAL
                                                                    MONEY MARKET
                                                                      PORTFOLIO
                                                                    ------------
Investment income
   Interest ....................................................      $9,200,933
                                                                      ----------
Expenses
   Distribution fees ...........................................       1,650,584
   Investment advisory fees ....................................         955,350
   Transfer agent fees .........................................         106,450
   Service organization fees ...................................              --
   Printing fees ...............................................          50,127
   Custodian fees ..............................................          59,688
   Legal fees ..................................................          12,290
   Registration fees ...........................................         108,000
   Audit fees ..................................................          19,958
   Directors' fees .............................................           6,936
   Insurance expense ...........................................           3,217
   SEC fees ....................................................           1,869
   Miscellaneous ...............................................           4,072
   Administration fees .........................................         276,787
                                                                      ----------
                                                                       3,255,328

   Less fees waived and reimbursed .............................       (826,004)
                                                                      ----------
        Total expenses .........................................       2,429,323
                                                                      ----------
Net investment income ..........................................       6,771,609
                                                                      ----------
Realized gain (loss) on investments ............................              --
                                                                      ----------
Net increase in net assets resulting from operations ...........      $6,771,609
                                                                      ==========

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   MUNICIPAL MONEY
                                                                                   MARKET PORTFOLIO
                                                                            ----------------------------------
                                                                                 FOR THE           FOR THE
                                                                               YEAR ENDED         YEAR ENDED
                                                                            AUGUST 31, 1999    AUGUST 31, 1998
                                                                            ---------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ................................................     $  6,771,609        $  9,017,840
  Net gain (loss) on investments .......................................               --              (3,055)
                                                                             ------------        ------------
  Net increase in net assets resulting from operations .................        6,771,609           9,014,785
                                                                             ------------        ------------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:

    Bedford shares .....................................................       (3,903,796)         (5,548,854)
    Bradford shares ....................................................               --            (405,975)
    Cash Preservation shares ...........................................           (4,151)             (2,738)
    Janney Montgomery Scott shares .....................................       (2,863,662)         (3,060,273)
    Principal shares ...................................................               --                  --
    Sansom Street shares ...............................................               --                  --
    Select shares ......................................................               --                  --
                                                                             ------------        ------------
                                                                               (6,771,609)         (9,017,840)

Distribution in excess of net investment income:
    Bedford shares .....................................................               --                  --
    Cash Preservation shares ...........................................               --                  --
    Janney Montgomery Scott shares .....................................               --                  --
    Sansom Street shares ...............................................               --                  --
    Select shares ......................................................               --                  --
                                                                             ------------        ------------
                                                                                       --                 --

      Total dividends to shareholders ..................................       (6,771,609)         (9,017,840)
                                                                             ------------        ------------
Net capital share transactions .........................................       19,860,650        (242,871,947)
                                                                             ------------        ------------
Total increase in net assets ...........................................       19,860,650        (242,875,001)
Net Assets:
  Beginning of year ....................................................      245,170,814         488,045,815
                                                                             ------------        ------------
  End of year ..........................................................     $265,031,464        $245,170,814
                                                                             ============        ============

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                MUNICIPAL MONEY MARKET PORTFOLIO
                                                              ----------------------------------------------------------------------
                                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                                 YEAR           YEAR           YEAR           YEAR           YEAR
                                                                 ENDED          ENDED          ENDED          ENDED          ENDED
                                                              AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                                                 1999           1998           1997           1996           1995
                                                              ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of year .........................  $   1.00        $   1.00       $   1.00      $   1.00        $   1.00
                                                              --------        --------       --------      --------        --------
Income from investment operations:
  Net investment income ....................................    0.0243          0.0286         0.0285        0.0288          0.0297
                                                              --------        --------       --------      --------        --------
   Total from investment operations ........................    0.0243          0.0286         0.0285        0.0288          0.0297
                                                              --------        --------       --------      --------        --------
Less distributions
  Dividends (from net investment income) ...................   (0.0243         (0.0286        (0.0285       (0.0288)        (0.0297)
                                                              --------        --------       --------      --------        --------
   Total distributions .....................................   (0.0243         (0.0286        (0.0285       (0.0288)        (0.0297)
                                                              --------        --------       --------      --------        --------
Net asset value, end of year ...............................  $   1.00        $   1.00       $   1.00      $   1.00        $   1.00
                                                              ========        ========       ========      ========        ========
  Total Return .............................................     2.46%           2.97%          2.88%         2.92%           3.01%
Ratios /Supplemental Data
  Net assets, end of year (000) ............................  $150,278        $147,633       $213,034      $201,940        $198,425
  Ratios of expenses to average net assets .................    .89%(a)         .89%(a)        .85%(a)       .84%(a)         .82%(a)
  Ratios of net investment income to average net assets ....     2.43%           2.86%          2.85%         2.88%           2.97%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.08%, 1.10%, 1.12%, 1.14%, and 1.17% for the years ended August 31, 1999, 1998,
     1997, 1996 and 1995, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.15%, 1.15%, 1.14%, 1.12% and 1.14% for the years ended August 31, 1999,
     1998, 1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1999

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 20.03 billion shares are currently classified into ninety-seven classes. Each class represents an interest in one of sixteen investment portfolios of the Fund. The classes have been grouped into sixteen separate "families", nine of which have begun investment operations: the Principal Family, the Select Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Family, the n/i numeric investors Family, the Boston Partners Family and the Schneider Family. The Bedford Family represents interests in three Portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corporation ("BIMC"), an indirect majority-owned subsidiary of PNC Bank, serves as investment adviser to the portfolio described herein, and also serves as administrator to the Money Market and Government Obligations Money Market Portfolios. For the Money Market and Government Obligations Money Market Portfolios, BIMC and PFPC have entered into a delegation agreement, whereas PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolios.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

            PORTFOLIO                               ANNUAL RATE
--------------------------------   ---------------------------------------------
Municipal Money Market Portfolio   .35% of first $250 million of net assets;
                                   .30% of next $250 million of net assets;
                                   .25% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1999, advisory fees and waivers for the investment portfolios were as follows:

                                               GROSS                       NET
                                              ADVISORY                  ADVISORY
                                                FEE        WAIVER          FEE
                                              --------    ----------    --------
Municipal Money Market Portfolio              $955,350    $(716,746)    $238,604

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the net operating and management expenses exceed the expense cap. For the year ended August 31, 1999 the reimbursed expenses were $102,998 for the Municipal Money Market Portfolio.

     In addition, PFPC Trust Co. serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC") serves as each class's disbursing agent. Both PFPC Trust Company and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of PNC Bank Corp.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1999, transfer agency fees and waivers for each class of shares within the three investment portfolios were as follows:

                                                    GROSS                                     NET
                                               TRANSFER AGENCY                          TRANSFER AGENCY
                                                     FEE               WAIVER                 FEE
                                               ---------------        --------          ---------------
Municipal Money Market Portfolio
     Bedford Class                               $   26,196             $   --             $   26,196
     Cash Preservation Class                          6,831             (6,260)                   571
     Janney Montgomery Scott Class                   73,423                 --                 73,423
                                                 ----------            -------             ----------
        Total Municipal Money Market Portfolio   $  106,450            $(6,260)            $  100,190
                                                 ==========            =======             ==========

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for a Portfolio. For the year ended August 31, 1999, administration fee for the Portfolio was as follows:

                                                              ADMINISTRATION
                                                                    FEE
                                                             -----------------
     Municipal Money Market Portfolio                            $276,787

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with Provident Distributors Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .65% on an annualized basis for the Bedford, Cash Preservation and Janney Montgomery Scott Classes.

     For the year ended August 31, 1999, distribution fees for each class were as follows:

                                                               DISTRIBUTION
                                                                    FEE
                                                               ------------
       Municipal Money Market Portfolio
           Bedford Class                                         $  951,897
           Cash Preservation Class                                      716
           Janney Montgomery Scott Class                            697,971
                                                               ------------
               Total Municipal Money Market Portfolio           $ 1,650,584
                                                               ============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                               MUNICIPAL MONEY MARKET PORTFOLIO
                                              ----------------------------------
                                                   FOR THE           FOR THE
                                                  YEAR ENDED       YEAR ENDED
                                               AUGUST 31, 1999  AUGUST 31, 1998
                                               ---------------  ---------------
                                                    VALUE            VALUE
                                               ---------------  ---------------
     Shares sold:
         Bedford Class ......................   $ 471,166,299   $ 1,250,832,088
         Bradford Class .....................              --        59,917,620
         Cash Preservation Class ............         178,689            65,859
         Janney Montgomery Scott Class ......     445,130,179       404,988,148
         Principal Class ....................              --                --
         Sansom Street Class ................              --                --
         Select Class .......................              --                --
                                                -------------   ---------------
            Total Shares Sold ...............     916,475,167     1,715,737,856
     Shares issued in reinvestment of dividends:
         Bedford Class ......................       3,895,215         5,440,322
         Bradford Class .....................              --           427,390
         Cash Preservation Class ............           3,980             2,591
         Janney Montgomery Scott Class ......       2,871,349         3,071,524
         Principal Class ....................              --                --
         Sansom Street Class ................              --                --
         Select Class .......................              --                --
                                                -------------   ---------------
            Total Shares Reinvested .........       6,770,544         8,941,827
     Shares repurchased:
         Bedford Class ......................    (472,416,562)   (1,321,667,987)
         Bradford Class .....................              --      (226,438,837)
         Cash Preservation Class ............         (60,295)          (73,397)
         Janney Montgomery Scott Class ......    (430,908,204)     (419,437,268)
         Principal Class ....................              --                --
         Sansom Street Class ................              --                --
         Select Class .......................              --                --
                                                -------------   ---------------
            Total Shares Repurchased ........    (903,385,061)   (1,967,551,630)
                                                -------------   ---------------
     Net increase (decrease) ................   $  19,860,650   $  (242,871,947)
                                                =============   ===============
     Bedford Shares authorized ..............     500,000,000       500,000,000
                                                =============   ===============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 4. NET ASSETS

     At August 31, 1999, net assets consisted of the following:
                                                                     MUNICIPAL
                                                                    MONEY MARKET
                                                                     PORTFOLIO
                                                                    ------------
Capital paid-in                                                     $265,050,401
Accumulated net realized gain (loss) on investments                     (18,937)
                                                                    ------------
                                                                    $265,031,464
                                                                    ============

NOTE 5. CAPITAL LOSS CARRYOVER

     At August 31, 1999 capital loss carryovers were available to offset future realized gains as follows: $18,937 in the Municipal Money Market Portfolio of which, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004, $3,917 expires in 2005, and $3,055 expires in 2006.

     The Municipal Money Market Portfolio had $55,760 of capital loss carryover that expired in 1999.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers two other classes of shares representing interest in the Municipal Money Market Portfolio: Janney Montgomery Scott and Cash Preservation. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class are not presented in this report due to their immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE JANNEY MONTGOMERY SCOTT FAMILY (c) (CONTINUED)


                                                                             MUNICIPAL MONEY MARKET PORTFOLIO
                                                ------------------------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                                   FOR THE          FOR THE         FOR THE           FOR THE         JUNE 12, 1995
                                                     YEAR             YEAR            YEAR              YEAR        (COMMENCEMENT OF
                                                     ENDED            ENDED           ENDED             ENDED         OPERATIONS) TO
                                                AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996   AUGUST 31, 1995
                                                ---------------  ---------------  ---------------  ---------------   ---------------
Net asset value, beginning of year
  or period ....................................  $   1.00         $   1.00         $   1.00          $   1.00          $   1.00
                                                  --------         --------         --------          --------          --------
Income from investment operations:
  Net investment income ........................    0.0246           0.0290           0.0285            0.0278            0.0063
                                                  --------         --------         --------          --------          --------
    Total from investment operations ...........    0.0246           0.0290           0.0285            0.0278            0.0063
                                                  --------         --------         --------          --------          --------
Less distributions
  Dividends (from net investment
    income) ....................................   (0.0246)         (0.0290)         (0.0285)          (0.0278)          (0.0063)
                                                  --------         --------         --------          --------          --------
    Total distributions ........................   (0.0246)         (0.0290)         (0.0285)          (0.0278)          (0.0063)
                                                  --------         --------         --------          --------          --------
Net asset value, end of year or period .........  $   1.00         $   1.00         $   1.00          $   1.00          $   1.00
                                                  ========         ========         ========          ========          ========
Total Return ...................................     2.49%            2.94%            2.89%             2.81%           2.87%(b)
Ratios/Supplemental Data
   Net assets, end of year or
     period (000) ..............................  $114,539         $ 97,445         $108,826          $ 89,428          $113,256
   Ratios of expenses to
     average net assets ........................   0.86%(a)         0.86%(a)         0.85%(a)          0.94%(a)       1.00%(a)(b)
   Ratios of net investment income to
     average net assets ........................     2.46%            2.90%            2.85%             2.78%           2.83%(b)


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the MUnicipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.20%, 1.16%, 1.13%, 1.23% and 1.30% for the years or period ended august 31, 1999, 1998, 1997, 1996 and 1995, respectively.

(b) Annualized.

(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.

                        TAX INFORMATION FOR SHAREHOLDERS
                                   (UNAUDITED)

In the twelve months ended August 31, 1999 (the end of the Fund's fiscal year), 100% of the dividends paid by the Municipal Money Market Portfolio were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, approximately 55% of such dividends was attributable to interest on private activity bonds which must be included in federal alternative minimum taxable income for the purpose of determining liability for federal alternative minimum tax.

In January 2000, you will be furnished with a schedule showing the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Municipal Money Market Portfolio in 1999. It is suggested that you consult your tax adviser concerning the applicability of state and local taxes to dividends paid by the Fund during the year.